Net finance costs	12 Months Ended
Sep. 30, 2025
Analysis of income and expense [abstract]
Net finance costs	Net finance costs

	Year ended September 30
	2025	2024
	$	$
Interest on long-term debt	80,907	48,002
Interest on lease liabilities	30,461	29,234
Net interest costs on net defined benefit pension plans (Note 17)	7,653	7,563
Other finance costs	9,556	6,135
Finance costs	128,577	90,934
Finance income	(44,885)	(63,045)
	83,692	27,889